SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
Our consolidated financial statements include the accounts of The Standard Register Company and its wholly-owned domestic and foreign subsidiaries (collectively, the Company) after elimination of intercompany transactions, profits, and balances.

Fiscal Year
Fiscal Year
Our fiscal year is the 52- or 53-week period ending the Sunday nearest to December 31.  Fiscal years 2012, 2011, and 2010, ended on December 30, 2012, January 1, 2012, and January 2, 2011, and each included 52 weeks.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the amounts reported in our consolidated financial statements and accompanying notes.  The accounting estimates and assumptions that place the most significant demands on our judgment include, but are not limited to:  pension benefit plan assumptions; fair value measurements; deferred taxes;  share-based compensation; environmental liabilities; and revenue recognition.  These estimates and assumptions are based on information presently available and actual results could differ from those estimates.

Foreign Currency
Foreign Currency
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate in effect at the end of the fiscal period.  Income statement amounts are translated at the average monthly exchange rates in effect during the period.  Adjustments resulting from the translation of financial statements denominated in foreign currencies are charged or credited directly to shareholders’ equity and shown as cumulative translation adjustments in other comprehensive income.  Realized gains and losses from transactions denominated in foreign currencies are recorded in other income and are not material.

Cash Equivalents	Cash Equivalents All highly-liquid investments with original maturities of three months or less are classified as cash equivalents.
Accounts Receivable
Accounts Receivable
Receivables are stated net of allowances for doubtful accounts. The provision for bad debts was $(103), $1,248, and $1,351 in 2012, 2011, and 2010.
Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 30 days from the invoice date.  Our estimate of the allowance for doubtful accounts for trade receivables is primarily determined based on the length of time the receivables are past due.  In addition, estimates are used to determine probable losses based upon an analysis of prior collection experience, specific account risks, and economic conditions.  We have a series of actions that occur based upon the aging of past-due trade receivables, including letters, statements, and direct customer contact.  Accounts are deemed uncollectible based on past experience and current financial condition.

Inventories	Inventories Our inventories are stated at the lower of cost or market using the first-in, first-out (FIFO) method.
Long-Lived Assets
Long-Lived Assets
Plant and equipment are stated at cost less accumulated depreciation.  Costs of normal maintenance and repairs are charged to expense when incurred.  Upon the disposition of assets, their cost and related depreciation are removed from the respective accounts, and the resulting gain or loss is included in current income.
Plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of assets may not be recoverable. We first evaluate recoverability of assets to be held and used by comparing the carrying amount of the asset to undiscounted expected future cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment amount is then calculated using a fair-value-based test that compares the fair value of the asset to its carrying value. Assets held for sale, if any, are reported at the lower of the carrying amount or fair value less cost to sell.

Depreciation
Depreciation
For financial reporting purposes, depreciation is computed by the straight-line method over the estimated useful lives of the depreciable assets.  Depreciation expense was $20,917, $21,178, and $23,155 in 2012, 2011, and 2010 and includes amortization of assets recorded under capital lease arrangements.  Estimated useful lives range from 15-40 years for buildings and improvements; 5-15 years for machinery and equipment; and 3-15 years for office furniture and equipment.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is the excess of the purchase price paid over the value of net assets of businesses acquired and is not amortized. Goodwill is evaluated for impairment on an annual basis, or more frequently if impairment indicators arise. The evaluation is performed through either an optional qualitative assessment, if appropriate based on current conditions, or a fair-value-based test that compares the fair value of the asset to its carrying value. Intangible assets with determinable lives are primarily amortized on a straight-line basis over the estimated useful life. The estimated useful life for acquired software technology and trademarks is seven years and for customer relationships the estimated life is eight years.

Software Development Costs
Software Development Costs
Costs incurred during the application development stage and implementation stage in developing, purchasing, or otherwise acquiring software for internal use and website development costs are capitalized and amortized over a period of five years.  Costs incurred during the preliminary project stage are expensed as incurred.  The carrying value of capitalized internal use software is included in Plant and Equipment in our Consolidated Balance Sheets and totaled $9,462 at December 30, 2012 and $11,644 at January 1, 2012.  These amounts are related to production, invoicing, and warehousing systems; customer interface portals and account management tools; and system management, security, and desktop applications.

Fair Value Measurements
Fair Value Measurements
Our pension plan assets are recorded at fair value on a recurring basis, while other assets and liabilities are recorded at fair value on a nonrecurring basis, generally as a result of impairment charges.  Assets and liabilities measured at fair value are classified using the following hierarchy, which is based on the inputs to the valuation and gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs:
Level 1 – Quoted market prices in active markets for identical assets or liabilities
Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3 – Unobservable inputs that reflect our own assumptions that are not corroborated by market data.

Revenue Recognition
Revenue Recognition
Revenue is recognized when all of the following criteria are met:

•	Persuasive evidence of an arrangement exists

•	Delivery has occurred or services have been performed

•	The fee is fixed or determinable, and

•	Collectability is reasonably assured.
Product Revenue
Revenue is generally recognized when products are shipped to the customer, title and risks of ownership have passed to the customer, and all significant obligations have been satisfied.  Because the majority of products are customized, product returns are not significant.
Certain customers earn rebates based on the volume of product purchased from the Company. These rebates are recorded as a reduction to revenue. The amount of the rebates earned is estimated based on the expected level of purchases to be made and periodically revised to reflect actual rebates earned.
Service Revenue
We generally recognize service revenue as the services are performed.
Revenue Arrangements with Multiple Deliverables
When a customer arrangement involves multiple deliverables, we evaluate all deliverables to determine whether they represent separate units of accounting, allocate the arrangement consideration to the separate units, and recognize revenue in accordance with generally accepted accounting principles for revenue recognition.  We have one type of non-software multiple-element arrangement which consists of three deliverables:  custom-printed products, warehousing services, and custom-delivery services.  Fees for warehousing and custom-delivery services are often bundled into the price of the products and are therefore invoiced when the product is considered delivered.  However, if requested by the customer, these fees may also be invoiced separately as the services are performed.
For the majority of our contractual arrangements, at the customer’s request we print and store custom-printed products that remain in our inventory until the customer’s specified future delivery.  For these arrangements, title and risk of ownership for these products remains with us until the product is shipped to the customer.  Therefore, the product is considered to be delivered last, and the customer is invoiced when the product is delivered to the customer. For these arrangements, revenue allocated to the product is recognized when shipped from the warehouse to the customer and revenue allocated to the services is recognized as they are performed.
Under certain other contractual arrangements, at the customer’s request we print and store the custom-printed products for the customer’s specified future delivery.  Such products are stored in our warehouses and are not used to fill other customers’ orders.  For these products, manufacturing is complete, the finished product is not included in our inventory, and title and risk of loss have transferred to the customer.  In these transactions, the customer is invoiced under normal billing and credit terms when the product is placed in the warehouse for storage.  As such, the product is considered to be delivered first and warehousing and custom-delivery services are delivered last. For these arrangements, revenue allocated to the product is recognized when it is placed in the warehouse for storage and revenue allocated to the services is recognized as they are performed.
Determination of selling prices - Consideration received is allocated to each deliverable in the arrangement based on the relative selling prices of each deliverable. Selling prices are determined based on the following hierarchy: vendor-specific objective evidence of fair value (VSOE), third-party evidence of selling price (TPE), or best estimate of selling price (BESP).  For each deliverable, we review historical sales data to determine if we have sufficient stand-alone sales that are within an acceptable range to establish VSOE.  VSOE is considered established if 80% of stand-alone sales are within +/-15% of the median sales price.  Available third-party evidence is evaluated to determine if TPE can be established for items where VSOE does not exist.  In absence of VSOE and TPE, BESP is used.  Determining BESP requires significant judgment due to the nature of factors that must be considered and the subjectivity involved in determining the impact each of these factors should have on BESP.

•
Custom-printed products - Due to the variances in pricing for available stand-alone sales and custom nature of our products, VSOE or TPE cannot be established.  To develop BESP, we consider numerous internal and external factors including: internal cost experience for materials, labor, manufacturing and administrative costs; external pricing for similar products; level of  market competition and potential for market share gain; stage in the product life cycle; industry served; profit margins; current market conditions; length of typical agreements; and anticipated volume.

•
Warehousing services - VSOE cannot be established for warehousing services, as we generally do not sell these services separately.  Although some third-party evidence is readily available for certain aspects of our warehousing services, an adequate amount of data for services similar to our offering is not available to establish TPE.  BESP is developed by utilizing a pricing process which considers the following internal and external factors: cost driver activity such as full versus partial carton shipments, storage space utilized, type of product stored, and shipping frequency; internal cost experience; profit margins; volume-related discounts; current market conditions; and to a lesser degree, pricing from third-party providers when available.

•
Custom-delivery services - For custom-delivery services, no stand-alone sales are available as we do not sell these services separately; therefore, VSOE cannot be established.  TPE is developed by utilizing individual pricing templates for each customer.  The pricing templates consider profit margins, volume, and expected shipping addresses for the customer applied to a freight rate table that is developed from negotiated rates with our third-party logistics partners.

Arrangements entered into prior to 2011 continue to be accounted for in accordance with the revenue recognition standards effective prior to adoption of ASU 2009-13.  We determined that objective and reliable evidence of fair value exists for the warehousing and custom-delivery services but not for the products due to the custom nature of our printed products and lack of consistent pricing in stand-alone sales.  Accordingly, in customer arrangements where warehousing and delivery services are delivered last, we utilize the residual method to allocate arrangement consideration to the products based on the fair value of the warehousing and delivery services and recognize revenue for the product when placed in the warehouse.  Revenue allocated to warehousing and delivery services is recognized as the services are performed.
In arrangements where the products are delivered last, we are unable to allocate arrangement consideration to the deliverables due to the lack of objective evidence of fair value for the products.  Therefore, the arrangement is recognized as a single unit of accounting, and all revenue is recognized when the products are delivered to the customer.
Software Arrangements
We generate revenue from licensing the rights to software products to end users.  These licenses are generally sold as perpetual licenses and in combination with professional services and post-contract customer support (PCS) which includes telephone assistance and software problem corrections.  Fair value for ongoing PCS is based upon established renewal rates. Our software is generally not sold on a stand-alone basis and therefore we cannot establish VSOE.  Since we are unable to establish VSOE for the professional services, we use the combined services approach.  The entire arrangement is accounted for as one unit of accounting, and revenue is deferred and recognized on a straight-line basis over the longer of the PCS period or the period the professional services are expected to be performed.  When the professional services are complete, the software has been delivered, and the only remaining undelivered element is the PCS, the deferred revenue is adjusted to reflect only the remaining post-contract support amount.
We also enter into certain multiple deliverable arrangements to license software where VSOE cannot be established for any of the undelivered service elements.  These arrangements are accounted for as one unit of accounting, and revenue is deferred and recognized on a straight-line basis as the services are performed, which typically ranges from one to five years.
We also sell our software products on a subscription basis and revenue is recognized over the subscription period.
The determination of whether deliverables within a multiple element arrangement can be treated separately for revenue recognition purposes involves significant estimates and judgment, such as whether fair value can be established on undelivered obligations and whether delivered items have standalone value to the customer.  Changes to our assessment of the accounting units in a multiple deliverable arrangement or the ability to establish fair values could change the timing of revenue recognition.

Shipping and Handling Fees	Shipping and Handling Fees Shipping and handling fees billed to customers are recorded as revenue, and shipping and handling costs paid to vendors are recorded as cost of sales.
Sales Taxes	Sales Taxes Taxes collected from customers and remitted to governmental authorities are recorded on a net basis (excluded from revenues) in our Consolidated Statements of Income.
Research and Development
Research and Development
Research and development costs relate to the development of new products and to the improvement of existing products and services and are charged to expense as incurred.  These efforts are entirely company sponsored.  Total research and development costs were $3,356, $4,530, and $4,867 in 2012, 2011, and 2010.

Income Taxes
Income Taxes
We account for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statement and tax bases of liabilities and assets, using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Earnings Per Share
Earnings Per Share
Basic earnings per share is calculated by dividing net income by the weighted-average number of shares outstanding during the period.  Diluted earnings per share is calculated by dividing net income by the weighted-average number of shares outstanding and common equivalent shares from stock options and nonvested shares using the treasury method, except when anti-dilutive.

Reclassifications	Reclassifications Certain prior-year amounts have been reclassified to conform to the current-year presentation.
New Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In 2012, we adopted Accounting Standards Update (ASU) 2011-05 which requires the presentation of the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements, with the exception of the presentation of reclassifications on the face of the financial statements, which was deferred by ASU 2011-12. This update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders equity. We elected to present a separate Statement of Comprehensive Income.
In 2013, we adopted Accounting Standards Update (ASU) 2013-2, which requires additional disclosure of information related to changes in accumulated other comprehensive loss by component and any significant items reclassified out of accumulated other comprehensive loss. Other comprehensive losses include any revenues, expenses, gains and losses that are excluded from net income and recognized directly as a component of shareholders’ equity.  Changes in accumulated other comprehensive loss, net of deferred taxes, consist of the following:

	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Total
Balance at January 2, 2011	$(126)	$(7,749)	$(7,875)
Other comprehensive loss before reclassifications	(204)	(15,122)	(15,326)
Amounts reclassified from accumulated other comprehensive loss	—	(14,212)	(14,212)
Net current-period other comprehensive loss	(204)	(29,334)	(29,538)
Balance at January 1, 2012	(330)	(37,083)	(37,413)
Net current-period other comprehensive loss	138	(2,179)	(2,041)
Balance at December 30, 2012	$(192)	$(39,262)	$(39,454)

All amounts are net of tax. Because of the valuation allowance against our deferred tax assets, there is no federal or state income-based tax expense or benefit related to amounts recorded to other comprehensive loss in 2012. Amounts reclassified from accumulated other comprehensive loss in 2011 include ($16,697) for amortization of prior service credits and $2,485 for amortization of prior actuarial losses related to our postretirement healthcare plan. These amounts are included in net periodic benefit cost, a component of selling, general, and administrative expense, (see Note 17 for additional details).
In 2012, we adopted ASU 2011-08 which amended the guidance for goodwill impairment to provide an option for companies to first use a qualitative approach to test goodwill for impairment if certain conditions are met. The implementation of the amended guidance was effective for our annual goodwill impairment test performed in the second quarter of 2012 and did not have a material impact on our consolidated financial statements.